Organization and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the company’s property and equipment	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the company’s property and equipment [Line Items]
Estimated useful lives, description	Lesser of useful life or the term of the lease
Software [Member]
Organization and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the company’s property and equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member]
Organization and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the company’s property and equipment [Line Items]
Estimated useful lives	5 years	5 years
Minimum [Member] | Computer Equipment [Member]
Organization and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the company’s property and equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Computer Equipment [Member]
Organization and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the company’s property and equipment [Line Items]
Estimated useful lives	4 years